Burney U.S. Factor Rotation ETF
Schedule of Investments
April 30, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 95.8%
Agricultural & Farm Machinery - 1.1%
4,407	Deere & Co.	$1,665,934

Apparel, Accessories & Luxury Goods - 0.5%
7,420	Oxford Industries, Inc.	765,670

Application Software - 8.9%
2,094	Adobe, Inc. (a)	790,611
14,492	Alarm.com Holdings, Inc. (a)	691,123
19,627	Cadence Design Systems, Inc. (a)	4,110,875
62,619	DocuSign, Inc. (a)	3,095,883
5,015	Paycom Software, Inc. (a)	1,456,206
3,843	Paylocity Holding Corp. (a)	742,813
16,245	Salesforce, Inc. (a)	3,222,521
		14,110,032
Automobile Manufacturers - 1.5%
48,653	General Motors Co.	1,607,495
10,066	Thor Industries, Inc.	795,415
		2,402,910
Automotive Retail - 0.6%
4,207	Group 1 Automotive, Inc.	944,387

Biotechnology - 2.0%
79,542	Dynavax Technologies Corp. (a)	828,032
42,856	Exelixis, Inc. (a)	784,265
7,773	Neurocrine Biosciences, Inc. (a)	785,384
33,748	Veracyte, Inc. (a)	764,055
		3,161,736
Broadline Retail - 2.5%
37,907	Amazon.com, Inc. (a)	3,997,293

Building Products - 1.2%
12,322	Builders FirstSource, Inc. (a)	1,167,756
3,279	Carlisle Cos., Inc.	707,772
		1,875,528
Cable & Satellite - 0.7%
2,837	Charter Communications, Inc. - Class A (a)	1,046,002

Communications Equipment - 2.8%
23,005	Arista Networks, Inc. (a)	3,684,481
15,431	Calix, Inc. (a)	705,197
		4,389,678
Construction Machinery & Heavy Transportation Equipment - 2.6%
20,730	Allison Transmission Holdings, Inc.	1,011,417
14,415	Caterpillar, Inc.	3,154,002
		4,165,419

Burney U.S. Factor Rotation ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Consumer Finance - 2.4%
30,098	Ally Financial, Inc.	$793,985
8,116	Capital One Financial Corp.	789,687
29,463	Encore Capital Group, Inc. (a)	1,513,809
23,980	Synchrony Financial	707,650
		3,805,131
Diversified Banks - 5.6%
21,742	Citigroup, Inc.	1,023,396
51,780	JPMorgan Chase & Co.	7,158,067
17,853	Wells Fargo & Co.	709,657
		8,891,120
Electric Utilities - 4.4%
14,415	Edison International	1,060,944
32,744	Entergy Corp.	3,522,600
18,522	Exelon Corp.	786,074
30,994	Portland General Electric Co.	1,568,916
		6,938,534
Electronic Equipment & Instruments - 1.1%
6,037	Zebra Technologies Corp. - Class A (a)	1,738,837

Gas Utilities - 1.5%
43,738	Southwest Gas Holdings, Inc.	2,449,327

Health Care Equipment - 1.3%
22,721	QuidelOrtho Corp. (a)	2,043,754

Health Care Services - 0.4%
7,123	AMN Healthcare Services, Inc. (a)	615,071

Health Care Supplies - 0.7%
12,981	Lantheus Holdings, Inc. (a)	1,109,226

Homebuilding - 5.2%
9,094	D.R. Horton, Inc.	998,703
19,191	KB Home	840,950
8,089	Lennar Corp. - Class A	912,520
9,503	Meritage Homes Corp.	1,216,859
135	NVR, Inc. (a)	788,400
22,534	Taylor Morrison Home Corp. (a)	970,990
39,109	Toll Brothers, Inc.	2,499,456
		8,227,878
Hotels, Resorts & Cruise Lines - 3.5%
297	Booking Holdings, Inc. (a)	797,834
28,166	Marriott International, Inc. - Class A	4,769,630
		5,567,464
Household Appliances - 0.5%
7,784	Helen of Troy Ltd. ADR (a)(b)	781,047

Burney U.S. Factor Rotation ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Industrial Machinery & Supplies & Components - 5.6%
31,248	Middleby Corp. (a)	$4,402,218
13,591	Parker-Hannifin Corp.	4,415,444
		8,817,662
Interactive Media & Services - 2.6%
17,360	Meta Platforms, Inc. - Class A (a)	4,171,955

Leisure Products - 0.5%
7,240	Polaris, Inc.	786,626

Life & Health Insurance - 4.8%
43,320	MetLife, Inc.	2,656,816
9,006	Principal Financial Group, Inc.	672,658
39,095	Prudential Financial, Inc.	3,401,265
18,127	Sun Life Financial, Inc. ADR (b)	889,673
		7,620,412
Life Sciences Tools & Services - 0.6%
4,874	Medpace Holdings, Inc. (a)	975,482

Managed Health Care - 3.3%
10,057	Centene Corp. (a)	693,229
15,366	Molina Healthcare, Inc. (a)	4,577,378
		5,270,607
Metal, Glass & Plastic Containers - 1.1%
29,358	Berry Global Group, Inc.	1,697,186

Multi-line Insurance - 0.5%
6,381	Assurant, Inc.	785,693

Oil & Gas Refining & Marketing - 1.5%
12,809	Marathon Petroleum Corp.	1,562,698
6,829	Valero Energy Corp.	783,081
		2,345,779
Packaged Foods & Meats - 6.3%
77,932	Pilgrim's Pride Corp. (a)	1,777,629
57,493	Post Holdings, Inc. (a)	5,202,542
46,566	Tyson Foods, Inc. - Class A	2,909,909
		9,890,080
Paper & Plastic Packaging Products & Materials - 0.5%
15,368	Sealed Air Corp.	737,510

Pharmaceuticals - 3.0%
129,059	Supernus Pharmaceuticals, Inc. (a)	4,757,115

Property & Casualty Insurance - 1.1%
15,037	First American Financial Corp.	866,282
33,871	Old Republic International Corp.	855,920
		1,722,202
Restaurants - 0.5%
9,047	Jack in the Box, Inc.	838,566

Burney U.S. Factor Rotation ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Semiconductor Materials & Equipment - 0.4%
6,270	Applied Materials, Inc.	$708,698

Semiconductors - 6.1%
6,316	Broadcom, Inc.	3,956,974
52,433	Microchip Technology, Inc.	3,827,085
1,784	Monolithic Power Systems, Inc.	824,154
3,483	NVIDIA Corp.	966,498
		9,574,711
Systems Software - 1.8%
21,042	Fortinet, Inc. (a)	1,326,698
3,966	Palo Alto Networks, Inc. (a)	723,636
1,697	ServiceNow, Inc. (a)	779,636
		2,829,970
Trading Companies & Distributors - 2.8%
12,214	United Rentals, Inc.	4,410,598

Transaction & Payment Processing Services - 1.8%
259,619	Western Union Co.	2,837,636

	TOTAL COMMON STOCKS (Cost $146,683,159)	151,470,466

REAL ESTATE INVESTMENT TRUSTS - 3.9%
Diversified REITs - 2.6%
166,228	Essential Properties Realty Trust, Inc.	4,114,143

Self-Storage REITs - 0.5%
20,760	National Storage Affiliates Trust	800,298

Single-Family Residential REITs - 0.8%
38,337	Invitation Homes, Inc.	1,279,306
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,048,001)	6,193,747

MONEY MARKET FUNDS - 0.4%
554,730	First American Government Obligations Fund - Class X, 4.73% (c)	554,730
	TOTAL MONEY MARKET FUNDS (Cost $554,730)	554,730

	TOTAL INVESTMENTS (Cost $153,285,890) - 100.1%	158,218,943
	Liabilities in Excess of Other Assets - (0.1%)	(155,533)
	TOTAL NET ASSETS - 100.0%	$158,063,410

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Burney ETF

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of April 30, 2023,the Fund did not hold any securities that required fair valuation.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Burney ETF

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of April 30, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Burney U.S. Factor Rotation ETF
Assets*
Common Stocks	$151,470,466	$-	$-	$151,470,466
Real Estate Investment Trusts	6,193,747	-	-	6,193,747
Money Market Funds	554,730	-	-	554,730
Total Investments in Securities	$158,218,943	$-	$-	$158,218,943

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended April 30, 2023, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.